UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7778

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road, Cincinnati, Ohio 45236

(Address of principal executive offices)

(Zip code)

Timothy E. Mackey

7750 Montgomery Road, Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: January 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

EQUITY ANALYSTS INC.

REGISTERED INVESTMENT ADVISER

ANALYSTS INVESTMENT TRUST

SEMI- ANNUAL REPORT

January 31, 2005

ANALYSTS STOCK FUND

ANALYSTS FIXED INCOME FUND

ANALYSTS AGGRESSIVE STOCK FUND

Analysts Investment Trust

Graphical Illustrations

The following charts give a visual breakdown of the Funds’ investments by the industry sectors the underlying securities represent, or, in the case of the Fixed Income Fund, the types of securities the Fund contains.

Analysts Investment Trust
Analysts Stock Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)
Shares	Security Description	Value
COMMON STOCKS - 88.86%

Basic Materials - 5.15%
6,000	AK Steel *	87,060
4,000	Dow Chemical	198,800
6,000	Placer Dome, Inc.	102,300
		388,160

Consumer Cyclicals - 11.14%
5,300	Comcast Corp.*	170,607
3,000	Coach, Inc. *	168,300
2,100	Omnicom Group, Inc.	178,269
3,000	Urban Outfitters *	126,210
4,600	Walgreen Co.	196,006
		839,392

Consumer Non-cyclicals - 3.40%
4,000	Archer Daniels-Midland Co.	96,800
3,000	Procter & Gamble Co.	159,690
		256,490

Energy - 7.47%
3,800	Apache Corp.	206,796
4,600	Diamond Offshore Drilling	201,342
3,000	Exxon Mobil	154,800
		562,938

Financials - 7.11%
1,500	Federal Home Loan Mortgage Corp.	97,935
4,000	Fifth Third Bank	185,880
3,000	North Fork Bancorporation, Inc.	86,100
2,700	Wells Fargo & Co.	165,510
		535,425

Health Care - 17.04%
2,500	Amgen, Inc*	155,600
2,000	Barr Labs	95,100
4,000	Biomet, Inc.	169,920
3,000	Dialysis Centers of America *	65,700
4,000	Gilead Sciences *	132,400
3,000	Johnson & Johnson	194,100
3,000	Medtronic, Inc.	157,470
3,000	St. Jude Medical, Inc. *	117,840
2,200	United Healthcare Corp.	195,580
		1,283,710

Industrials - 15.82%
2,900	Boeing Co.	146,740
1,500	Caterpillar, Inc.	133,650
2,200	Fedex Corp.	210,430
3,300	First Data Corp.	134,442
2,100	Illinois Tool Works, Inc.	182,658
2,000	Ingersoll-Rand	148,760
3,000	Norfolk Southern Corp.	104,760
1,300	United Technologies	130,884
		1,192,324
Oil & Gas - 1.43%
3,000	XTO Energy	107,730

Technology - 18.71%
6,000	ATI Technologies *	103,980
6,000	Atheros Communications *	64,800
4,000	Blue Coat Systems *	103,000
4,000	Broadcom Corp. *	127,320
5,000	Cisco Systems, Inc.*	90,200
3,000	Dell Computer Corp. *	125,280
5,000	Intel Corp.	112,250
1,600	International Business Machines, Inc.	149,472
2,000	Lexmark International Group *	166,700
4,000	Microsoft Corp.	105,120
6,000	Tellabs, Inc. *	42,720
6,000	Verisgn *	155,040
4,000	Xerox Corp. *	63,520
		1,409,402

Telecommunications - 1.59%
4,600	Vodaphone Airtouch	119,508

TOTAL COMMON STOCKS (Cost $5,563,210) - 88.86%		6,695,079

CASH EQUIVALENTS (Cost $1,099,502) - 14.59%
1,099,502	First American Treasury Obligations Cl. A rate: 1.39%	1,099,502

TOTAL INVESTMENTS ($6,662,712) - 103.45%		7,794,581

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.45%)		(260,049)

NET ASSETS - 100.00%		$ 7,534,532

* Non Income Producing Securities
ADR - American Depository Receipt

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
Analysts Fixed Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)
Shares/Par	Security Description	Value

COMMON STOCKS - 18.49%
Real Estate Investment Trusts - 18.49%
1,700	Apartment Investment and Management Co.	61,030
2,000	Capital Automotive PFD Series A	50,680
2,000	Capital Automotive REIT	65,340
1,600	First Industrial Realty Trust, Inc.	62,592
3,198	Health Care Properties Investors, Inc.	83,020
1,500	Hospitality Properties Trust	63,975
2,100	Sovran Self Storage, Inc.	83,580
2,500	Summitt Properties, Inc.	76,125

TOTAL COMMON STOCKS (Cost $404,235)		546,342

Preferred Stocks - 8.47%
2,000	BAC Capital Trust II	52,560
1,000	MBNA Capital E	27,480
2,500	Morgan Stanley CP IV 6.25% 6/1/07	63,875
2,000	US Bancorp Capital IV	52,740
2,000	XL Capital Ltd. Series B	53,580

TOTAL PREFERRED STOCKS (Cost $248,479)		250,235

Corporate Bonds - 45.58%
100,000	Boeing Capital Corp. 6.10%, 3/1/11	109,165
150,000	Comcast Corp. 6.5%, 1/15/15	166,836
100,000	Credit Suisse First Boston USA, Inc. 6.50%, 1/15/12	111,582
100,000	FNMA 4.50%, 9/30/19	98,630
100,000	General Electric Capital Corp. 8.65%, 5/15/09	116,477
100,000	Household Bank 7.20%, 4/12/07	105,328
100,000	International Lease Finance 5.625%, 6/1/07	104,075
200,000	Loews Corp. 6.75%, 12/15/06	210,532
100,000	National Rural Utilities 5.75%, 8/28/09	106,412
100,000	Sears Roebuck Acceptance 6.00%, 1/15/06	101,347
100,000	Target Corp. 7.50%, 8/15/10	116,391

TOTAL CORPORATE BONDS (Cost $1,345,916)		1,346,775

Mortgage-Backed Obligations - 7.91%
18,615	Empire Federal Home Loan Owner Trust 1998-2 9.03%, 6/25/24	18,626
100,000	FHR 2833 GH 5.50%, 12/15/31	102,179
100,000	FHR 2834 AQ 5.50%, 6/15/33	101,070
9,528	FNMA REMIC 1992 Trust G10 Call J, 5.0%, 3/25/23	9,297
2,062	FNMA REMIC 1992 Trust G53 Call J, 7.0%, 9/25/22	2,173
295	Paine Webber CMO Trust Series 1998-I, 8.6%, 4/1/18	312

TOTAL MORTGAGE-BACK OBLIGATIONS (Cost $226,455)		233,657

Closed End Funds - 3.94%
1,100	iShares Lehman Treasuries Infl. Pro	116,402

Government Bonds - 5.03%
150,000	US Treasury Bond 2.625% 11/15/06	148,549

Cash Equivalents - 9.98%
294,981	First American Treasury Obligations Cl. A rate: 1.39%	294,981

TOTAL INVESTMENTS ($2,776,635) - 99.41%		2,936,941

OTHER ASSETS LESS LIABILITIES - 0.59%		17,534

NET ASSETS - 100.00%		$ 2,954,475

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
Analysts Aggressive Stock Fund
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)
Shares	Security Description	Value

COMMON STOCKS - 88.11%
Basic Materials - 7.45%
2,000	Century Aluminum *	49,840
4,000	Pan American Silver *	60,120
		109,960
Consumer Cyclicals - 76.39%
2,000	Callaway Golf	26,620
10,000	Innovo Group *	36,900
800	RH Donnelly *	47,360
6,000	Six Flags, Inc. *	25,680
		136,560
Consumer Non-Cyclicals - 7.86%
2,100	Archer Daniels-Midland Co.	50,820
800	Constellation Brands, Inc. CL-A	41,536
5,000	Pathmark Stores, Inc.	23,700
		116,056
Energy - 7.12%
8,000	Ivanhoe Petroleum	16,800
800	Noble Corp.*	42,680
2,400	Oil States International, Inc.	45,720
		105,200

Financials - 8.20%
500	Federal Home Loan Mortgage Corp.	32,645
800	Morgan Stanley	44,768
1,000	Silicon Valley Bancshares*	43,640
		121,053

Healthcare - 11.28%
4,000	Ariad Pharmaceuticals, Inc. *	30,040
2,000	Gilead Sciences, Inc. *	66,200
6,000	Penn Treaty American Corp. *	12,840
2,000	Teva Pharmaceuticals Ind.	57,460
		166,540

Industrial - 8.72%
1,200	Jabil Circuit*	28,284
1,300	PerkinElmer, Inc.	29,887
4,000	Solectron Corp. *	19,880
2,000	Wabash National Corp.	50,760
		128,811

Technology - 28.23%
6,000	Altair Nanotechnologies, Inc. *	14,400
1,400	Applied Materials, Inc.*	22,260
4,000	BEA Systems *	34,080
1,800	Cisco Systems, Inc.*	32,472
1,400	Citrix Systems, Inc.*	30,030
1,200	Cree, Inc.*	28,836
4,000	Finisar, Inc. *	7,000
4,000	Geopharm, Inc. *	17,200
4,000	Lasercard Corp. *	33,640
4,000	Matrixone, Inc. *	21,680
6,000	Maxtor Corp. *	28,380
4,000	Red Hat, Inc. *	43,400
1,500	Tyco Laboratories, Inc.	54,210
1,400	Yahoo, Inc. *	49,294
		416,882

TOTAL COMMON STOCKS (Cost $1,141,824) - 88.11%		1,301,062

Cash Equivalents (Cost $178,759) - 12.11%
178,759	First American Treasury Obligations Cl. A rate: 1.39%	178,759
	.
TOTAL INVESTMENTS (Cost $1,320,583) - 100.21%		1,479,821

LIABILITIES IN EXCESS OF OTHER ASSETS - (.21%)		(3,137)

NET ASSETS - 100.00%		$ 1,476,684

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
STATEMENTS OF ASSETS & LIABILITIES
January 31, 2005 (Unaudited)

		Analysts Fixed	Analysts
	Analysts Stock	Income	Aggressive Stock
	Fund	Fund	Fund

Assets:
Investment Securities at Market Value	$ 7,794,581	$ 2,936,941	$ 1,479,821
(Cost $6,662,712, $2,776,635 and $1,320,583 , respectively)
Dividends and Interest Receivable	5,075	21,316	410
Receivable from Securities Sold	219,064	-	-
Total Assets	8,018,720	2,958,257	1,480,231
Liabilities:
Accrued Expenses	12,849	3,782	3,547
Payable for Securities Purchased	471,339	-	-
Total Liabilities	484,188	3,782	3,547
Net Assets	$ 7,534,532	$ 2,954,475	$ 1,476,684

Net Assets Consist of:
Capital Shares and Paid-In Capital	6,841,233	2,967,465	$ 2,066,661
Accumulated Undistributed Net Investment Income (Loss)	(81,072)	21,785	(31,771)
Accumulated Undistributed Realized
Loss on Investments	(357,498)	(195,081)	(717,444)
Unrealized Appreciation on Investments	1,131,869	160,306	159,238
Net Assets	$ 7,534,532	$ 2,954,475	$ 1,476,684

Outstanding Shares, No Par Value	357,242	210,330	190,112
Per Share Net Asset Value and Offering Price	$ 21.09	$ 14.05	$ 7.77

The accompanying notes are an integral part of the financial statements.

Analysts Investment Trust
STATEMENTS OF OPERATIONS
For the six months ended January 31, 2005 (Unaudited)

		Analysts	Analysts
	Analysts Stock	Fixed Income	Aggressive Stock
	Fund	Fund	Fund

Investment Income:
Dividends	$ 59,143	$ 27,011	$ 2,929
Interest	5,624	44,530	1,117
Total Investment Income	64,767	71,541	4,046
Expenses:
Management Fee	76,978	22,634	22,839

Net Investment Income (Loss)	(12,211)	48,907	(18,793)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	215,381	(15,759)	17,071
Net Change in Unrealized Appreciation on Investments	243,479	80,298	8,892
Net Realized and Unrealized Gain (Loss) on Investments	458,860	64,539	25,963

Net Increase in Net Assets from Operations	$ 446,649	$ 113,446	$ 7,170

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months ended	Year ended
	January 31, 2005	July 31, 2004
FROM OPERATIONS:
Net Investment Loss	$(12,211)	$(68,861)
Net Realized Gain (Loss) on Investments	215,381	332,500
Net Change in Unrealized Appreciation	243,479	357,976
Increase in Net Assets from Operations	446,649	621,615

From Fund Share Transactions:
Proceeds from shares sold	628,508	1,151,110
Payment for shares redeemed	(1,230,610)	(1,156,648)
Net Decrease from Fund Share Transactions	(602,102)	(5,538)

Net Increase in Net Assets	(155,453)	616,077

NET ASSETS:
Net Increase (Decrease) in Net Assets	(155,453)	616,077
Net Assets at Beginning of Period	7,689,985	7,073,908
Net Assets at End of Period	$ 7,534,532	$ 7,689,985

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year Ended
	January 31, 2005	July 31, 2004
FROM OPERATIONS:
Net Investment Income	$ 48,907	$126,154
Net Realized Gain (Loss) on Investments	(15,759)	76,247
Net Change in Unrealized Appreciation (Depreciation)	80,298	(78,101)
Increase in Net Assets from Operations	113,446	124,300

From Distributions to Shareholders:
Net Investment Income	(52,376)	(115,449)

From Fund Share Transactions:
Proceeds from shares sold	357,566	555,711
Shares issued from reinevestment of distributions	46,749	103,895
Payment for shares redeemed	(478,256)	(582,502)
Net Increase (Decrease) from Fund Share Transactions	(73,941)	77,104

Net Increase (Decrease) in Net Assets	(12,871)	85,955

NET ASSETS:
Net Increase (Decrease) in Net Assets	(12,871)	85,955
Net Assets at Beginning of Period	2,967,346	2,881,391
Net Assets at End of Period	$ 2,954,475	$ 2,967,346

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS AGGRESSIVE STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months Ended	Year ended
	January 31, 2005	July 31, 2004
FROM OPERATIONS:
Net Investment Loss	$(18,793)	$(36,474)
Net Realized Gain (Loss) on Investments	17,071	9,566
Net Change in Unrealized Appreciation	8,892	171,881
Increase in Net Assets from Operations	7,170	144,973

From Fund Share Transactions:
Proceeds from shares sold	119,757	300,713
Payment for shares redeemed	(312,693)	(253,387)
Net Increase from Fund Share Transactions	(192,936)	47,326

Net Increase (Decrease) in Net Assets	(185,766)	192,299

NET ASSETS:
Net Increase (Decrease) in Net Assets	(185,766)	192,299
Net Assets at Beginning of Period	1,662,450	1,470,151
Net Assets at End of Period	$ 1,476,684	$ 1,662,450

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
FINANCIAL HIGHLIGHTS
January 31, 2005
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months		Year	Year	Year	Year	Year
	ended		ended	ended	ended	ended	ended
	1/31/2005		7/31/2004	7/31/2003	7/31/2002	7/31/2001	7/31/2000

Net Asset Value at Beginning of Period	$ 19.86		$ 18.33	$ 16.17	$ 21.05	$ 26.15	$ 28.41

Net Investment Income (Loss)	(0.03)		(0.19)	(0.13)	(0.16)	0.03	(0.05)
Net Gains or Losses on Investments
(Realized and Unrealized)	1.26		1.72	2.29	(4.72)	(3.60)	2.35
Total from Investment Operations	1.23		1.53	2.16	(4.88)	3.57	2.30

Distributions from Capital Gains	-		-	-	-	(1.53)	(4.56)

Net Asset Value at End of Period	$ 21.09		$ 19.86	$ 18.33	$ 16.17	$ 21.05	$ 26.15

Total Return	6.19%	(a)	8.35%	13.32%	(23.17)%	(13.51)%	14.21%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 7,535		$ 7,690	$ 7,074	$ 6,671	$ 8,336	$ 9,636

Ratio of Expenses to Average Net Assets	2.00%	(b)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss) to
Average Net Assets	(0.33)%	(b)	(0.89)%	(0.80)%	(0.81)%	0.12%	(0.19)%

Portfolio Turnover Rate	382.45%		27.63%	59.35%	88.91%	15.43%	0.00%

(a) Not Annualized
(b) Annualized

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
January 31, 2005
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months		Year	Year	Year	Year	Year
	ended		ended	ended	ended	ended	ended
	1/31/2005		7/31/2004	7/31/2003	7/31/2002	7/31/2001	7/31/2000

Net Asset Value at Beginning of Period	$ 13.77		$ 13.72	$ 13.61	$ 13.31	$12.67	$13.24

Net Investment Income	0.23		0.59	0.55	0.58	0.73	0.78
Net Gains or Losses on Investments
(Realized and Unrealized)	0.30		-	0.12	0.30	0.64	(0.51)
Total from Investment Operations	0.53		0.59	0.67	0.88	1.37	0.27

Distributions from Net Investment Income	(0.25)		(0.54)	(0.56)	(0.58)	(0.73)	(0.79)
Distributions from Capital Gains	-		-	-	-	-	(0.05)
Total Distributions	(0.25)		(0.54)	0.56	(0.58)	(0.73)	(0.84)

Net Asset Value at End of Period	$ 14.05		$ 13.77	$13.72	$ 13.61	$ 13.31	$12.67

Total Return	3.86%	(a)	4.30%	5.39%	6.77%	11.11%	2.32%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 2,954		$ 2,967	$2,881	$ 5,029	$ 4,763	$ 3,896

Ratio of Expenses to Average Net Assets	1.50%	(b)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to
Average Net Assets	3.25%	(b)	4.25%	4.08%	4.30%	5.58%	6.24%

Portfolio Turnover Rate	22.48%		33.38%	40.32%	21.18%	0.00%	11.30%

(a) Not Annualized
(b) Annualized

The accompanying notes are an integral part of the financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS AGRESSIVE STOCK FUND
FINANCIAL HIGHLIGHTS
January 31, 2005
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months		Year	Year	Year	Year	Year
	ended		ended	ended	ended	ended	ended
	1/31/2005		7/31/2004	7/31/2003	7/31/2002	7/31/2001	7/31/2000

Net Asset Value at Beginning of Period	$ 7.76		$ 7.07	$ 5.61	$ 9.04	$12.32	$ 9.86

Net Investment Loss	(0.09)		(0.17)	(0.11)	(0.16)	(0.16)	(0.17)
Net Gains or Losses on Investments
(Realized and Unrealized)	0.10		0.86	1.57	(3.27)	(3.12)	2.63
Total from Investment Operations	0.01		0.69	1.46	(3.43)	(3.28)	2.46

Net Asset Value at End of Period	$ 7.77		$ 7.76	$ 7.07	$ 5.61	$ 9.04	$12.32

Total Return	0.13%	(a)	9.76%	26.03%	(38.00)%	(26.60)%	24.99%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 1,477		$ 1,662	$1,470	$ 1,108	$1,534	$ 2,119

Ratio of Expenses to Average Net Assets	2.75%	(b)	2.75%	2.75%	2.81%	3.00%	3.00%
Ratio of Net Investment Loss to
Average Net Assets	(2.30)%	(b)	(2.20)%	(1.94)%	(2.02)%	(1.58)%	(1.32)%

Portfolio Turnover Rate	597.91%		28.55%	32.72%	76.33%	8.81%	1.36%

(a) Not Annualized
(b) Annualized

The accompanying notes are an integral part of the financial statements.

1.

Significant Accounting Policies and Organization

Analysts Investment Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open end management investment company.  The Trust was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993.  The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (Stock Fund), Analysts Fixed Income Fund (Fixed Income Fund), and the Analysts Aggressive Stock Fund (Aggressive Stock Fund, formerly the internet.fund) (the Funds).  The Stock Fund’s investment objective is to provide long term capital appreciation.  The Fixed Income Fund’s investment objective is to provide a high level of income over the long term consistent with preservation of capital.  The Aggressive Stock Fund’s objective is to provide long term growth through capital appreciation.  The investment adviser to each of the Funds is Equity Analysts, Inc. (the Adviser). The following is a summary of the significant accounting policies of the Trust:

Securities Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities (including mortgage-related securities and asset-backed and receivable-backed securities) may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Corporate bonds, mortgage-related securities and asset-backed and receivable-backed securities are valued using the Adviser’s proprietary bond pricing model, which has been approved by the Board’s Trustees.  When market quotations, pricing service prices or prices from the Adviser’s bond pricing model are not readily available, when the Adviser determines a proposed price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Share Valuation - The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of the Fund’s shares outstanding.

Investment Income and Distributions to Shareholders - Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.  Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly.  Net realized capital gains, if any, are distributed to shareholders at least once per year.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.  These reclassifications are due to differing treatment for items such as deferral of wash sales, capital loss carryovers and post – October losses.

Accordingly, reclassifications were recorded to decrease capital and undistributed net investment losses by $159,484 and $126,770 for the Stock Fund and Aggressive Stock Fund as of July 31,2004, respectively.

Security Transactions - Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed.  Securities sold are valued on a specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes.  The Adviser believes that the estimates utilized in preparing these financial statements are reasonable and prudent.  Actual results could differ from these estimates.

Federal Income Taxes - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes is made.  In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

As of July 31, 2004, The Stock Fund, the Fixed Income Fund and the Aggressive Stock Fund had capital loss carry forwards expiring in 2008 to 2011 for federal income tax purposes of approximately $642,000, $179,000 and $747,000, respectively.  Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

2.

Investment Transactions

Investment transactions, excluding those in U.S. government securities, in the Stock Fund, Fixed Income Fund and Aggressive Stock Fund for the six months ended January 31, 2005 were as follows:

Stock Fund

Fixed Income Fund

Aggressive Stock Fund

Purchase of Investment

$12,512,717

       $299,625

            $4,046,168

Securities

Proceeds from Sales and

 13,700,258

         381,815

              4,243,675

Maturities of Investment

Securities

3.

Transactions with Affiliates and Related Parties

Timothy E. Mackey is the President, and Mark Strofe is the Treasurer, of the Adviser, and are also trustees and/or officers of the Trust.  The Adviser manages each Fund under the terms of Management Agreements.

Under the Management Agreements, the Adviser pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest and extraordinary expenses.  As compensation for investment advisory services and the Adviser’s agreement to pay the Funds’ expenses, each Fund pays the Adviser a fee, computed and accrued daily, based upon the following annual rates:

Fixed

 Aggressive Stock

Average daily assets

Stock Fund

Income Fund

Fund

Up to and including $20 million

2.00%

1.50%

2.75%

From $20 million to $40 million

1.75%

1.25%

2.50%

From $40 million to $100 million

1.50%

1.00%

2.00%

Above $100 million

0.75%

0.75%

1.50%

For the six months ended January 31, 2005, the Adviser earned a fee of $76,978 from the Stock Fund, $22,634 from the Income Fund and $22,839 from the Aggressive Stock Fund.  The Adviser paid trustee fees of $792 for the period July 31, 2004 through January 31, 2005.

4.

Fund Share Transactions

Proceeds and payments on shares of the Funds as shown in the Statements of Changes in Net Assets are the result of the following share transactions:

Fixed

Aggressive Stock

Stock Fund

Income Fund

Fund

Shares sold

30,244

25,448

15,200

Shares issued from reinvestment

     of distributions

-

   3,331                         -

Shares redeemed

(60,165)

 (34,006)

 (39,191)

Net increase (decrease)

(29,921)

(5,227)

(23,991)

Shares at beginning of period

  387,163

 215,557

     214,103

Shares at end of period

 357,242

 210,330

190,112

5.

Security Transactions

At January 31, 2005, the composition of unrealized appreciation and depreciation by Fund was as follows:

Gross

Gross

Net Appreciation

Appreciation

Depreciation

(Depreciation)

Stock Fund

$ 1,255,553

$ (123,684)

$ 1,131,869

Fixed Income Fund

186,585

(26,279)

              160,306

Aggressive Stock Fund

273,334

(114,096)

   159,238

TRUSTEES

The Board of Trustees supervises the business activities of the Trust.  The following table provides information regarding the Trustees of the Trust who are not interested person Trustees.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  Each Trustee oversees the three Funds of the Trust.

Trustee	Position With Funds	Principal Occupation(s) (Last 5 years)	Other Directorships
Walter Bowles 6645 Miami Trails Drive Loveland, OH 45140 DOB: 1961	Trustee since 1993	President of Webco Environmental Management, Inc., an environmental consulting firm, since September 1993.	None
Robert Buechner 105 East Fourth St. Suite 300 Cincinnati, Ohio 45202 DOB: 1947	Trustee since 1993	President of the law firm of Buechner, Haffer O’Connell, Meyers & Healey Co., LPA.	None
K. Richard Niehoff 622 Pelhamdale Ave, Ste 45 Pelham Manor, NY 10803 DOB: 1943	Trustee since 2004

President of Mark Securities, Inc., a member of the Boston Stock Exchange, since November 2002;  President of WEBiX, Inc., a software development company, September 2001 to November 2002;  President of VSX, Inc., an alternative trading system company, August 1999 to September 2001

None

The following table provides information regarding the Trustees of the Trust who are interested person Trustees.

Trustee	Position With Funds	Principal Occupation(s) (Last 5 years)	Other Directorships
Timothy E. Mackey 7750 Montgomery Road Cincinnati, Ohio 45236 DOB: 1960	President and Trustee since 2002	Owner of Equity Analysts LLC, a Registered Representative for Equity Analysts since April 1999, and was a Registered Representative for Legg Mason, June 1997 to March 1999	None

Additional information about the Trustees is available in the Funds’ Statement of Additional Information, which is available without charge upon request, by calling 1-888-217-5426.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge: (1) upon request by calling the Fund at 1-888-217-5426, or (2) from the Funds’ documents files with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

The Funds files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on December 30, 2004. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds’ at 1-888-217-5426.

Expense Example

As a shareholder of a Fund in the Analysts Investment Trust, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004 through January 31, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	August 1, 2004	January 31, 2005	08/01/04 to 01/31/05
Stock Fund
Actual	$1000.00	$1061.93	$10.39
Hypothetical (5% Annual Return before expenses)	$1000.00	$1015.12	$10.16
Aggressive Stock Fund
Actual	$1000.00	$1001.29	$13.87
Hypothetical (5% Annual Return before expenses)	$1000.00	$1011.34	$13.94
Fixed Income Fund
Actual	$1000.00	$1038.59	$7.71
Hypothetical (5% Annual Return before expenses)	$1000.00	$1017.64	$7.63

*  Expenses are equal to the Funds’ annualized expense ratios (Stock Fund of 2.00%, Aggressive Stock Fund of 2.75% and Fixed Income Fund of 1.50%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.    Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)      Based on an evaluation of the registrant's disclosure controls and procedures as of March 15, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable..

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date April 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Timothy E. Mackey

*Timothy E. Mackey

  President

Date April 7, 2005

By /s/Mark G. Srofe

*Mark G. Srofe

  Treasurer

Date April 7, 2005

* Print the name and title of each signing officer under his or her signature.